Convertible Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of convertible instruments

Description	Average nominal rate p.a.	Effective rate(a)	Maturity	December 31, 2022	Variation of conversion right	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Restructuring result	Amortized cost	December 31, 2023

In foreign currency – US$
Debentures	12.3%	12.3%	Oct-28	1,403,719	25,249	(542,496)	(100,928)	242,608	(62,232)	233,068	2,622	1,201,610
Total in R$				1,403,719	25,249	(542,496)	(100,928)	242,608	(62,232)	233,068	2,622	1,201,610

Current				14,789								25,807
Non-current				1,388,930								1,175,803

(a)Does not consider the conversion right.

Description	Average nominal rate p.a.	Effective rate(a)	Maturity	December 31, 2021	Variation of conversion right	Payment of interest	Interest incurred	Foreign currency exchange	Amortized cost	December 31, 2022

In foreign currency – US$
Debentures	6.0 % a 7.5%	6.6%	Oct-25	1,873,001	(519,815)	(105,891)	231,103	(79,212)	4,533	1,403,719
Total in R$				1,873,001	(519,815)	(105,891)	231,103	(79,212)	4,533	1,403,719

Current				39,124						14,789
Non-current				1,833,877						1,388,930

(a)Does not consider the conversion right.
20.4Schedule of amortization

Description	December 31, 2023	December 31, 2022

2023	—	14,789
2024	25,807	—
2025	—	1,388,930
After 2026	1,175,803	—
	1,201,610	1,403,719

Current	25,807	14,789
Non-current	1,175,803	1,388,930